Tidal Trust V
234 West Florida Street, Suite 700
Milwaukee, WI 53204

October 13, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust V (the “Trust”) File Nos. 333-289817; 811-24116

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Daily Target 2X Long Pasqal ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 10, 2026, and filed electronically as Post-Effective Amendment No. 76 to the Trust’s Registration Statement on Form N-1A on October 9, 2026.

If you have any questions or require further information, please contact Dianne Descoteaux at (262) 276-0673 or ddescoteaux@tidalfg.com.

Sincerely,

/s/ Dianne Descoteaux

Dianne Descoteaux
Senior Counsel II
Tidal Investments LLC, on behalf of Tidal Trust V